Related Party Transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	$ 10	$ 45
Long-term payable to related party	4,737	4,537
Accounts and other receivable from related party	6,986	1,097
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	10	45
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	1,289	1,233
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	3,448	3,304
Beijing Xiaomi [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	0	95
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	0	939
Beijing Xiaomi Mobile Software Co., Ltd.
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	6,738	0
Beijing Millet Payment Technologies Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	92	38
Guangzhou Millet Information Service Co., Ltd [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	136	0
Shenzhen Xunlei Finance Information Service Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	0	5
Shenzhen Crystal Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	6	6
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	9	9
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	$ 5	$ 5